Financial Assets and Financial Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 113.9
Investments in equity instruments designated at fair value through other comprehensive income	82.8	€ 94.2
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	(15.9)	(146.6)	€ 3.7
Investment in DualityBio | Equity investments
Disclosure of financial assets [line items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 13.4	€ 0.0		€ 4.5